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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2010

Check here if Amendment [ ]; Amendment Number: ____

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WELLSPRING MANAGEMENT, LLC
Address: 1790 KIRBY PARKWAY
         SUITE 127
         MEMPHIS, TN 38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  GEORGE M. WHITE
Title: MANAGING MEMBER
Phone: (901) 753-6863

Signature, Place, and Date of Signing:


/s/ George M. White                         Memphis, TN        November 15, 2010
-------------------------------------   -------------------   ------------------
[Signature]                                [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           19
Form 13F Information Table Value Total:       73,768
                                          (THOUSANDS)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
               COLUMN 1                COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------------- -------- --------  -------- ------------------ ---------- -------- ---------------------
                                                                                                             VOTING AUTHORITY
                                       TITLE OF             VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
            NAME OF ISSUER               CLASS    CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
-------------------------------------- -------- --------- --------  -------  --- ---- ---------- -------- --------- ------ ----
ADTRAN INC.                               COM   00738A106   17,530   496,601             SOLE               496,601
AEGEAN MARINE PETE NETWORK INC            COM   Y0017S102    2,637   158,500             SOLE               158,500
AMERICAN ORIENTAL BIOENGINEERING, INC.    COM   028731107    6,496 2,695,229             SOLE             2,695,229
AOXING PHARMACEUTICAL CO. INC.            COM   03740A106    8,160 2,666,806             SOLE             2,666,806
ATHENAHEALTH, INC                         COM   04685W103    3,173    96,092             SOLE                96,092
BALTIC TRADING LIMITED                    COM   Y0553W103    1,101   100,000             SOLE               100,000
BROOKFIELD ASSET MANAGEMENT INC.       CL A LTD 112585104    2,553    90,000             SOLE                90,000
                                         VT SH
CALIX, INC.                               COM   13100M509    3,073   214,000             SOLE               214,000
COMPASS MINERALS INTL.                    COM   20451N101    3,581    46,739             SOLE                46,739
CROCS, INC.                               COM   227046109    1,886   145,064             SOLE               145,064
GENERAL MARITIME CORPORATION              COM   Y2693R101    1,184   241,219             SOLE               241,219
KRISPY KREME DOUGHNUTS INC.               COM   501014104    2,748   600,000             SOLE               600,000
LANDSTAR SYSTEM  INC.                     COM   515098101    1,159    30,000             SOLE                30,000
PACER INTL INC.                           COM   69373H106    1,650   273,100             SOLE               273,100
REPUBLIC SVCS INC.                        COM   760759100    2,635    86,419             SOLE                86,419
SAIA INC                                  COM   78709Y105   10,232   685,328             SOLE               685,328
SPDR GOLD TRUST                        GOLD SHS 78463V107    2,558    20,000             SOLE                20,000
ST. JOE COMPANY                           COM   790148100    1,244    50,000             SOLE                50,000
WAVE SYSTEMS CORP                         COM   943526301      168    75,000             SOLE                75,000